PREPAIDS AND DEPOSITS	3 Months Ended
Mar. 31, 2023
PREPAIDS AND DEPOSITS

8. PREPAIDS AND DEPOSITS

	March 31, 2023	December 31, 2022
Insurance	$675,171	$1,148,455
Prepaid interest	1,619	1,889
Prepaid marketing services	381,107	733,417
Prepaid rent	12,480	12,485
Prepaid subscriptions	17,831	29,194
Deposits	800,166	382,284
	$1,888,374	$2,307,724